Investment Strategy - Symmetry Panoramic International Country Momentum ETF	Sep. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal conditions, the Fund seeks to achieve its investment objective by allocating its assets primarily among (i) shares of ETFs that each focus on equity securities of companies located in or otherwise tied economically to a particular country or geographic region outside the United States (each such ETF, an “Underlying Fund”); and/or (ii) equity securities of companies outside the United States. Each Underlying Fund is an “index fund” that seeks to track either a country-specific index or a broader non-US geographic index by replicating the securities in the underlying index.

The Fund will invest in Underlying Funds and individual equity securities based on the Adviser’s proprietary model that seeks to capture positive momentum in equity markets of countries outside the United States. The Adviser views positive momentum as relatively favorable performance by a country market or security over periods within the prior 12 months, as evaluated using quantitative measures, including relative price performance, total return and other performance indicators. The Adviser considers a specific country market or security to have positive momentum primarily if it has outperformed other country markets or securities on a relative basis. The criteria the Adviser uses for determining positive momentum may change from time to time but may include, for instance, relative performance based upon total return over the previous 6 or 12 months, excluding the most recent month, with a higher relative total return generally indicating stronger positive momentum.

In addition to shares of Underlying Funds, the equity securities in which the Fund may invest include publicly traded common stocks, preferred stocks, rights and warrants, equity-equivalent securities such as convertible securities, pooled investment vehicles, private placements, real estate investment trusts (“REITs”), participation notes (“P-Notes”), and depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may invest in issuers of any market capitalization.

The Fund may invest across multiple sectors and countries worldwide, including both developed and emerging markets, and the Fund’s geographic exposure may significantly vary over time. Although the Fund primarily seeks investment exposure to equity markets outside the United States, its exposure may vary among individual non-U.S. country markets and geographic regions, and the Fund is not required to maintain any particular allocation among such markets or regions. A non-U.S. country market can be represented by a single Underlying Fund or several individual positions or Underlying Funds. The Fund considers a company to be a non-U.S. company if: (i) the company is organized, conducts its principal operations, or maintains its principal place of business outside of the U.S.; (ii) the company’s securities are traded principally outside of the U.S.; (iii) at least 50% of the company’s revenue is generated outside of the U.S.; or (iv) at least 50% of the company’s assets are located outside of the U.S.

Based on market or economic conditions, the Fund may focus on certain sectors or industries, although the Fund does not have a policy to concentrate in any industry of the market.

The Adviser rebalances the Fund’s portfolio at intervals determined by the investment process. The timing and frequency of rebalancing may vary. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high portfolio turnover rate.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.